OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables
SCHEDULE OF OTHER RECEIVABLES

Other receivables were the following at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
Notes receivable	$150,154	$1,598,340
Lease receivable, net	2,940,261	2,339,799
Other	17,219	138,383
Total other receivables	$3,107,634	$4,076,522